NONVESTED SHARES	12 Months Ended
Dec. 31, 2015
NONVESTED SHARES
NONVESTED SHARES

11.NONVESTED SHARES

In 2011, the Company granted 1,820,010 nonvested shares to certain employees. These nonvested shares vest over a four year period from the date of the grant.

In 2013, the Company granted 711,571 nonvested shares to certain officers and employees. These nonvested shares vest over a period ranged from two to four years.

In 2014, the Company granted 2,800,300 nonvested shares to certain officers and employees. These nonvested shares vest over a period ranged from three to four years.

In 2015, the Company granted 3,154,800 nonvested to certain officers and employees. These nonvested shares vest over a period from three months to four years.

The holders of the nonvested shares are entitled to voting rights, but shall not be entitled to dividends before vesting.

The following table summarizes information regarding the nonvested shares granted and vested:

		Weighted average
		grant date
	Number of Shares	fair value

Outstanding at January 1, 2015	2,583,337	$2.58
Granted	3,154,800	$2.22
Forfeited	(1,106,177)	$2.27
Vested	(1,316,696)	$2.12

Outstanding at December 31, 2015	3,315,264	$2.52

The total fair value of shares vested during the years ended December 31, 2013, 2014 and 2015, was $3,453, $ 2,123 and $2,791 respectively.

For the years ended December 31, 2013, 2014 and 2015, the Group recorded share-based compensation expenses of $4,038 ,$2,227 and $3,191 related to the nonvested shares, respectively. As of December 31, 2015, there was $7,509 of unrecognized compensation costs related to nonvested shares, which are expected to be recognized over a weighted-average period of 3.02 years.

Total share-based compensation expenses for share options and nonvested shares for the years ended December 31, 2013, 2014 and 2015 were as follows:

	Year ended December 31,
	2013	2014	2015

Fulfillment	$9	$46	$185
Selling and marketing	134	231	580
General and administrative	4,175	2,241	2,431

Total	$4,318	$2,518	$3,196